GOF P11 12/20

SUPPLEMENT DATED DECEMBER 1, 2020

TO THE PROSPECTUSES DATED MAY 1, 2020

FOR FRANKLIN FUND ALLOCATOR SERIES

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

(“Allocation Funds”)

Franklin LifeSmart™ Retirement Income Fund

(“Retirement Income Fund”)

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

(“Target Date Funds”)

I.  For the Allocation Funds, the first sentence in the first paragraph under “Principal Investment Strategies” in the Fund summary section is replaced with:

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs).

II.  For the Retirement Income Fund and Target Date Funds, the first sentence in the second paragraph under “Principal Investment Strategies” in the Fund summary section is replaced with:

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy.

III. For the Allocation Funds, the first paragraph under “Principal Investment Policies and Practices” in the Fund Details section is replaced with:

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds (underlying funds), predominantly other mutual funds and ETFs advised by Franklin Templeton or Legg Mason investment managers, or their affiliates, each of which is a wholly-owned subsidiary of Franklin Resources, Inc. (Resources).  Under normal market conditions, the investment manager allocates each Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities. Some of the underlying funds may also provide exposure to alternative (non-traditional) investments and strategies, such as long/short equity, long/short credit, relative value, event driven, global macro, and commodities strategies. The investment policies of certain of the underlying funds are described in the section called “Information about the Underlying Funds.”

IV. For the Retirement Income Fund, the first two paragraphs under “Principal Investment Policies and Practices” in the Fund Details section are replaced with:

1

The Fund is a “fund of funds” that seeks to achieve its investment goal by investing its assets primarily in other mutual funds (underlying funds), predominantly other mutual funds and ETFs advised by Franklin Templeton or Legg Mason investment managers, or their affiliates, each of which is a wholly-owned subsidiary of Franklin Resources, Inc. (Resources), and other third party ETFs.  The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity, fixed-income investments and alternative (non-traditional) investment strategies by investing primarily in a distinctly-weighted combination of underlying funds based on each underlying fund’s predominant asset class and strategy. In addition, a small portion of the Fund’s assets may be invested in underlying funds that provide exposure to commodities. The underlying funds and ETFs invest in a variety of U.S. and foreign equity and fixed-income investments. The investment policies of various underlying funds are described in this Prospectus in the section called “Information about the Underlying Funds.”

V. For the Target Date Funds, the first two paragraphs under “Principal Investment Policies and Practices” in the Fund Details section are replaced with:

Each Fund is a “fund of funds” that seeks to achieve its investment goal by investing its assets primarily in other funds (underlying funds), predominantly other mutual funds and ETFs advised by Franklin Templeton or Legg Mason investment managers, or their affiliates, each of which is a wholly-owned subsidiary of Franklin Resources, Inc. (Resources), and other third party ETFs. Each Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name, but who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age).

Under normal market conditions, the investment manager allocates each Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of underlying funds based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments and strategies. Each Fund may have exposure to other strategies through its investment in underlying funds such as exposure to emerging markets. The investment policies of various underlying funds are described in this Prospectus in the section called “Information about the Underlying Funds.”

VI. For the Allocation Funds, “Principal Risks – Portfolio Turnover” in the Fund Details section is replaced with:

Portfolio TurnoverThe Fund does not pay transaction costs when buying and selling shares of the underlying funds in which it invests; however, underlying funds pay transaction costs when buying and selling securities of their portfolios. The transaction costs incurred by the underlying funds, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

VII. For all Funds, “Information about the Underlying Funds” in the Fund Details section is replaced with:

Information about the Underlying Funds

The following briefly describes some of the underlying Franklin Templeton and Legg Mason funds currently available for investment by the Fund as of the date of this prospectus. These Franklin Templeton and Legg Mason Funds may include Franklin Templeton funds, Legg Mason funds, BrandywineGLOBAL funds, Clarion Partners funds, ClearBridge Investments funds, Martin Currie funds, QS Investors funds, Royce & Associates funds and Western Asset funds.  The investment manager may select additional Franklin Templeton and Legg Mason underlying funds for investment without notice to, or approval by, shareholders. In addition, the investment manager may select unaffiliated underlying funds, including third party mutual funds and ETFs, that are not listed below. See the Fund’s most recent shareholder report for the most current list of underlying funds in which the Fund invests. For more information about the investment strategies and risks of the underlying funds, see each underlying fund’s prospectus.

VIII. For all Funds, the following funds are added under “Information about the Underlying Funds – Underlying Equity Funds” in the Fund Details section:

2

BrandywineGLOBAL – Diversified US Large Cap Value Fund	BrandywineGLOBAL – Dynamic US Large Cap Value Fund
ClearBridge Aggressive Growth Fund	ClearBridge All Cap Growth ETF
ClearBridge All Cap Value Fund	ClearBridge Appreciation Fund
ClearBridge Dividend Strategy Fund	ClearBridge Dividend Strategy ESG ETF
Clearbridge Focus Value ETF	ClearBridge Global Infrastructure Income Fund
ClearBridge International Growth Fund	ClearBridge International Small Cap Fund
ClearBridge International Value Fund	ClearBridge Large Cap Growth Fund
ClearBridge Large Cap Growth ESG ETF	ClearBridge Large Cap Value Fund
ClearBridge Mid Cap Fund	ClearBridge Mid Cap Growth Fund
ClearBridge Select Fund	ClearBridge Small Cap Fund
ClearBridge Small Cap Growth Fund	ClearBridge Small Cap Value Fund
ClearBridge Sustainability Leaders Fund	ClearBridge Tactical Dividend Income Fund
ClearBridge Value Trust	Legg Mason Global Infrastructure ETF
Legg Mason International Low Volatility High Dividend ETF	Legg Mason Low Volatility High Dividend ETF
Legg Mason Small-Cap Quality Value ETF	Martin Currie Emerging Markets Fund
Martin Currie International Unconstrained Equity Fund	QS Global Dividend Fund
QS Global Equity Fund	QS Global Market Neutral Fund
QS International Equity Fund	QS S&P 500 Index Fund
QS US Large Cap Equity Fund	QS US Small Capitalization Equity Fund
Royce Dividend Value Fund	Royce Global Financial Services Fund
Royce International Premier Fund	Royce Micro-Cap Fund
Royce Opportunity Fund	Royce Small-Cap Value Fund
Royce Smaller-Companies Growth Fund	Royce Special Equity Fund
Royce Pennsylvania Mutual Fund	Royce Premier Fund
Royce Total Return Fund

IX. For all Funds, the following funds are added under “Information about the Underlying Funds – Underlying Fixed Income Funds” in the Fund Details section:

BrandywineGLOBAL – Alternative Credit Fund	BrandywineGLOBAL – Flexible Bond Fund
BrandywineGLOBAL – Global High Yield Fund	BrandywineGLOBAL – Global Opportunities Bond Fund
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	BrandywineGLOBAL – Global Unconstrained Bond Fund
BrandywineGLOBAL – International Opportunities Bond Fund	Western Asset California Municipals Fund
Western Asset Core Bond Fund	Western Asset Core Plus Bond Fund
Western Asset Corporate Bond Fund	Western Asset Emerging Markets Debt Fund
Western Asset Global High Yield Bond Fund	Western Asset High Yield Fund
Western Asset Income Fund	Western Asset Inflation Indexed Plus Bond Fund
Western Asset Intermediate Bond Fund	Western Asset Intermediate-Term Municipals Fund
Western Asset Macro Opportunities Fund	Western Asset Managed Municipals Fund
Western Asset Mortgage Total Return Fund	Western Asset Municipal High Income Fund
Western Asset Short Duration High Income Fund	Western Asset Short Duration Income ETF
Western Asset Short Duration Municipal Income Fund	Western Asset Short-Term Bond Fund
Western Asset Total Return ETF	Western Asset Total Return Unconstrained Fund
Western Asset Ultra-Short Income Fund
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Please keep this supplement with your prospectus for future reference.

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GOF SA1 12/20

SUPPLEMENT DATED DECEMBER 1, 2020

TO THE STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 2020

FOR FRANKLIN FUND ALLOCATOR SERIES

Franklin Conservative Allocation Fund

Franklin Moderate Allocation Fund

Franklin Growth Allocation Fund

(“Allocation Funds”)

Franklin LifeSmart™ Retirement Income Fund

(“Retirement Income Fund”)

Franklin LifeSmart™ 2020 Retirement Target Fund

Franklin LifeSmart™ 2025 Retirement Target Fund

Franklin LifeSmart™ 2030 Retirement Target Fund

Franklin LifeSmart™ 2035 Retirement Target Fund

Franklin LifeSmart™ 2040 Retirement Target Fund

Franklin LifeSmart™ 2045 Retirement Target Fund

Franklin LifeSmart™ 2050 Retirement Target Fund

Franklin LifeSmart™ 2055 Retirement Target Fund

(“Target Date Funds”)

I. For the Allocation Funds, the fourth paragraph under “Goals, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks” is replaced with:

The Fund pursues its investment goal by investing primarily in a distinctly-weighted combination of underlying funds (underlying funds), predominantly other mutual funds and exchange traded funds (ETFs) that are advised by a Franklin Templeton or Legg Mason investment manager, or their affiliates, each of which is a wholly owned subsidiary of Franklin Resources, Inc.  These funds may include Franklin Templeton funds, Legg Mason funds, BrandywineGLOBAL funds, Clarion Partners funds, ClearBridge Investments funds, Martin Currie funds, QS Investors funds, Royce & Associates funds and Western Asset funds.  The Fund may also invest up to 5% of its assets directly in the types of securities in which the underlying funds invest and may invest up to 10% of its assets in unaffiliated ETFs.  In investing in underlying Franklin Templeton and Legg Mason investment companies, including Franklin Templeton and Legg Mason ETFs, the Funds currently rely on Section 12(d)(1)(G) under the 1940 Act and Rule 12d1-2 thereunder, which permits the Fund to invest in such underlying funds without limit.

II. For the Retirement Income Fund and the Target Date Funds, the fourth paragraph under “Goals, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks” is replaced with:

The Fund pursues its investment goal by investing primarily in a distinctly-weighted combination of underlying funds (underlying funds), predominantly other mutual funds and exchange traded funds (ETFs) that are advised by a Franklin Templeton or Legg Mason investment manager, or their affiliates, each of which is a wholly owned subsidiary of Franklin Resources, Inc.  These funds may include Franklin Templeton funds, Legg Mason funds, BrandywineGLOBAL funds, Clarion Partners funds, ClearBridge Investments funds, Martin Currie funds, QS Investors funds, Royce & Associates funds and Western Asset funds.  In investing in underlying Franklin Templeton and Legg Mason investment companies, including Franklin Templeton and Legg Mason ETFs, the Funds currently rely on Section 12(d)(1)(G) under the 1940 Act and Rule 12d1-2 thereunder, which permits the Fund to invest in such underlying funds without limit.

III. For the Allocation Funds, the eighth paragraph, and for the Retirement Income Fund and Target Date Funds, the ninth paragraph, under “Goals, Strategies and Risks – Glossary of Investments, Techniques, Strategies and Their Risks” are replaced with:

To the extent available, the Fund invests in Class R6 or Class IS shares of the Franklin Templeton and Legg Mason underlying funds. If those share classes are not offered by an underlying fund, the Fund invests in the underlying fund’s Advisor Class or Class I shares. For certain underlying funds, including the Franklin Templeton and Legg Mason ETFs, the Fund invests in the only class of shares offered by such funds. The Fund will not pay any sales load or 12b-1 service or distribution fees in connection with its investments in any of the underlying funds. If the Fund redeems its shares of an underlying mutual fund, the underlying fund may elect to redeem the Fund’s shares in-kind. In this case, the Fund may incur transaction costs upon the sale of such securities or other assets received in the distribution.

1

Please keep this supplement with your SAI for future reference.

2

Franklin Conservative Allocation Fund

Investment Goal

The highest level of long-term total return that is consistent with an acceptable level of risk.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 84 in the Fund's Prospectus and under “Buying and Selling Shares” on page 94 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.13%	0.13%	0.13%	0.17%	0.13%
Acquired fund fees and expenses[1]	0.25%	0.25%	0.25%	0.25%	0.25%
Total annual Fund operating expenses[1]	0.88%	1.63%	1.13%	0.67%	0.63%
Fee waiver and/or expense reimbursement[2]	None	None	None	-0.12%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.88%	1.63%	1.13%	0.55%	0.63%

1. Acquired fund fees and expenses were restated to reflect the Fund's current acquired fund fees and expenses based on its current investment philosophy. If such expenses were not restated, they would have been 0.38%. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 635	$ 815	$ 1,011	$ 1,575
Class C	$ 266	$ 514	$ 887	$ 1,934
Class R	$ 115	$ 359	$ 622	$ 1,375
Class R6	$ 56	$ 202	$ 361	$ 824
Advisor Class	$ 64	$ 202	$ 351	$ 787
If you do not sell your shares:
Class C	$ 166	$ 514	$ 887	$ 1,934

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 86.76% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs). The Fund is designed for investors seeking the highest level of long-term total return that is consistent with a lower level of risk. The Fund may be most appropriate for investors with a shorter investment horizon.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund's predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities, and may also have exposure to derivative instruments.

The investment manager uses the following as a general guide in allocating the Fund’s assets among the broad asset classes: 60% fixed-income funds; and 40% equity funds. These percentages may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and may vary up to 10% from these percentages of Fund assets.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile and considers the duration and maturity of the underlying funds' portfolios. Certain fixed income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. In addition, in selecting underlying funds the investment manager also considers the overall combination of the underlying funds in each asset class and the overall costs of investing in the underlying funds. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

The investment manager will vary the underlying funds’ allocation percentages based upon the Fund’s risk/return level. No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund's investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index ETF, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if the Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Mortgage Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	March 31, 2019	6.95%
Worst Quarter:	September 30, 2011	-7.29%
As of March 31, 2020, the Fund's year-to-date return was -9.50%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	10 Years
Franklin Conservative Allocation Fund - Class A
Return Before Taxes	6.99%	3.11%	4.61%
Return After Taxes on Distributions	4.98%	1.73%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	5.08%	2.10%	3.31%
Franklin Conservative Allocation Fund - Class C	11.35%	3.51%	4.41%
Franklin Conservative Allocation Fund - Class R	12.93%	4.02%	4.93%
Franklin Conservative Allocation Fund - Class R6	13.64%	4.64%	4.96%[1]
Franklin Conservative Allocation Fund - Advisor Class	13.53%	4.57%	5.47%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.68%
MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes)[2]	26.60%	8.41%	8.79%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.37%
Linked Franklin Conservative Allocation Fund Index-NR (MSCI All Country World (net of taxes on dividends) and Bloomberg Barclays Multiverse) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding for MSCI All Country World)[2]	14.78%	5.00%	6.03%

1. Since inception May 1, 2013.

2. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin Moderate Allocation Fund

Investment Goal

The highest level of long-term total return that is consistent with an acceptable level of risk.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 84 in the Fund's Prospectus and under “Buying and Selling Shares” on page 94 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.13%	0.13%	0.13%	0.09%	0.13%
Acquired fund fees and expenses[1]	0.25%	0.25%	0.25%	0.25%	0.25%
Total annual Fund operating expenses[1]	0.88%	1.63%	1.13%	0.59%	0.63%
Fee waiver and/or expense reimbursement[2]	None	None	None	-0.05%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.88%	1.63%	1.13%	0.54%	0.63%

1. Acquired fund fees and expenses were restated to reflect the Fund's current acquired fund fees and expenses based on its current investment philosophy. If such expenses were not restated, they would have been 0.39%. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that the transfer agency fees for that class do not exceed 0.03% until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 635	$ 815	$ 1,011	$ 1,575
Class C	$ 266	$ 514	$ 887	$ 1,934
Class R	$ 115	$ 359	$ 622	$ 1,375
Class R6	$ 55	$ 184	$ 324	$ 733
Advisor Class	$ 64	$ 202	$ 351	$ 787
If you do not sell your shares:
Class C	$ 166	$ 514	$ 887	$ 1,934

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 71.70% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs). The Fund is designed for investors seeking the highest level of long-term total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate investment horizon.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund's predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities, and may also have exposure to derivative instruments.

The investment manager uses the following as a general guide in allocating the Fund’s assets among the broad asset classes: 60% equity funds; and 40% fixed-income funds. These percentages may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and may vary up to 10% from these percentages of the Fund's assets.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile and considers the duration and maturity of the underlying funds' portfolios. Certain fixed income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. In addition, in selecting underlying funds the investment manager also considers the overall combination of the underlying funds in each asset class and the overall costs of investing in the underlying funds. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

The investment manager will vary the underlying funds’ allocation percentages based upon the Fund’s risk/return level. No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund's investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index ETF, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if the Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Mortgage Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	March 31, 2019	9.10%
Worst Quarter:	September 30, 2011	-9.39%
As of March 31, 2020, the Fund's year-to-date return was -12.52%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	10 Years
Franklin Moderate Allocation Fund - Class A
Return Before Taxes	10.93%	4.57%	6.02%
Return After Taxes on Distributions	8.49%	2.90%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	7.95%	3.29%	4.51%
Franklin Moderate Allocation Fund - Class C	15.52%	4.96%	5.82%
Franklin Moderate Allocation Fund - Class R	17.05%	5.48%	6.36%
Franklin Moderate Allocation Fund - Class R6	17.81%	6.12%	6.61%[1]
Franklin Moderate Allocation Fund - Advisor Class	17.68%	6.02%	6.89%
MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes)[2]	26.60%	8.41%	8.79%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.37%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.68%
Linked Franklin Moderate Allocation Fund Index-NR (MSCI All Country World (net of taxes on dividends) and Bloomberg Barclays Multiverse) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding for MSCI All Country World)[2]	18.67%	6.19%	7.41%

1. Since inception May 1, 2013.

2. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin Growth Allocation Fund

Investment Goal

The highest level of long-term total return that is consistent with an acceptable level of risk.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 84 in the Fund's Prospectus and under “Buying and Selling Shares” on page 94 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.18%	0.18%	0.18%	0.11%	0.18%
Acquired fund fees and expenses[1]	0.26%	0.26%	0.26%	0.26%	0.26%
Total annual Fund operating expenses[1]	0.94%	1.69%	1.19%	0.62%	0.69%
Fee waiver and/or expense reimbursement[2]	None	None	None	-0.06%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.94%	1.69%	1.19%	0.56%	0.69%

1. Acquired fund fees and expenses were restated to reflect the Fund's current acquired fund fees and expenses based on its current investment philosophy. If such expenses were not restated, they would have been 0.40%. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain fees and expenses so that total annual Fund operating expenses (excluding Rule 12b 1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed 0.45% until April 30, 2021. In addition, the transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until April 30, 2021. During this term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the Board of Trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation. The investment manager also has contractually agreed in advance to reduce its fees as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. This contractual fee waiver agreement may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 641	$ 833	$ 1,042	$ 1,642
Class C	$ 272	$ 533	$ 918	$ 1,999
Class R	$ 121	$ 378	$ 654	$ 1,444
Class R6	$ 57	$ 192	$ 340	$ 769
Advisor Class	$ 70	$ 221	$ 384	$ 859
If you do not sell your shares:
Class C	$ 172	$ 533	$ 918	$ 1,999

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 63.65% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” meaning that it seeks to achieve its investment goal by investing its assets primarily in other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs). The Fund is designed for investors seeking the highest level of long-term total return that is consistent with a higher level of risk. The Fund may be most appropriate for investors with a longer investment horizon.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed-income investments by investing primarily in a distinctly-weighted combination of underlying funds, based on each underlying fund's predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities, and may also have exposure to derivative instruments.

The investment manager uses the following as a general guide in allocating the Fund’s assets among the broad asset classes: 80% equity funds; and 20% fixed-income funds. These percentages may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and may vary up to 10% from these percentages of Fund assets.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager focuses primarily on maximizing income, appropriate to the Fund’s risk profile and considers the duration and maturity of the underlying funds' portfolios. Certain fixed income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. In addition, in selecting underlying funds the investment manager also considers the overall combination of the underlying funds in each asset class and the overall costs of investing in the underlying funds. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

The investment manager will vary the underlying funds’ allocation percentages based upon the Fund’s risk/return level. No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund's investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index ETF, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if the Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	March 31, 2019	11.21%
Worst Quarter:	September 30, 2011	-12.90%
As of March 31, 2020, the Fund's year-to-date return was -16.22%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	10 Years
Franklin Growth Allocation Fund - Class A
Return Before Taxes	15.21%	5.93%	7.55%
Return After Taxes on Distributions	12.45%	4.13%	6.35%
Return After Taxes on Distributions and Sale of Fund Shares	10.99%	4.42%	5.96%
Franklin Growth Allocation Fund - Class C	19.95%	6.33%	7.36%
Franklin Growth Allocation Fund - Class R	21.56%	6.86%	7.90%
Franklin Growth Allocation Fund - Class R6	22.30%	7.54%	8.53%[1]
Franklin Growth Allocation Fund - Advisor Class	22.22%	7.40%	8.44%
MSCI All Country World Index-NR (index reflects no deduction for fees, expenses or taxes)[2]	26.60%	8.41%	8.79%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.37%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.68%
Linked Franklin Growth Allocation Fund Index-NR (MSCI All Country World (net of taxes on dividends) and Bloomberg Barclays Multiverse) (index reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding for MSCI All Country World)[2]	22.62%	7.32%	9.03%

1. Since inception May 1, 2013.

2. The MSCI All Country World Index-NR (net of taxes on dividends) is replacing the MSCI All Country World Index (gross of taxes on dividends) because the investment manager believes that the actual withholding rates for the Fund are closer to the assumptions of the MSCI All Country World Index-NR (net of taxes on dividends).

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2012.

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin LifeSmart™ 2020 Retirement Target Fund

Investment Goal

The highest level of long-term total return consistent with its asset allocation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 168 in the Fund's Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.47%	0.47%	0.47%	0.35%	0.47%
Acquired fund fees and expenses[1]	0.36%	0.36%	0.36%	0.36%	0.36%
Total annual Fund operating expenses[1]	1.33%	2.08%	1.58%	0.96%	1.08%
Fee waiver and/or expense reimbursement[2]	-0.63%	-0.63%	-0.63%	-0.56%	-0.63%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.70%	1.45%	0.95%	0.40%	0.45%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (including acquired fees and expenses (such as those associated with the Fund's investment in Franklin Templeton Affiliated Funds) but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.45%, and for Class R6 do not exceed 0.40%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 618	$ 889	$ 1,182	$ 2,011
Class C	$ 248	$ 591	$ 1,061	$ 2,360
Class R	$ 97	$ 437	$ 801	$ 1,825
Class R6	$ 41	$ 250	$ 476	$ 1,127
Advisor Class	$ 46	$ 281	$ 534	$ 1,260
If you do not sell your shares:
Class C	$ 148	$ 591	$ 1,061	$ 2,360

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 120.35% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name, but who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age).

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments and strategies.

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). The investment manager’s proprietary risk indicator model is designed to measure certain factors across asset classes that are expected to signal a sustained level of market turbulence or a prolonged down (or bear) market. When the model signals such a market, the investment manager evaluates the data available and makes a qualitative decision on whether the Fund’s glide path should be shifted to the Defensive Glide Path. Then, if the market stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations. At any time, the investment manager may express tactical views that may cause the Fund to deviate by up to 5% from the Neutral or Defensive Glide Path allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path. On or around the date of this prospectus, the investment manager anticipates that the Fund will be on the Defensive Glide Path and its allocation will be as follows: 40% equity funds and 60% fixed-income funds.

The underlying funds and the percentage allocations in the Neutral and Defensive Glide Paths may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. The underlying funds may invest in all types of U.S. and foreign (including developing markets) securities and may engage in strategies that employ derivative instruments.

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date and who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age), investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

The investment manager may use a proprietary quantitative model in considering whether to shift the Fund between the Neutral and Defensive Glide Paths. Modeling systems may subject the Fund to additional risks. There is no assurance that a modeling system is complete or accurate, or representative of future market cycles, nor will it necessarily be beneficial to the Fund even if it is accurate. In addition, the modeling system may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index fund, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	March 31, 2019	6.65%
Worst Quarter:	September 30, 2015	-6.52%
As of March 31, 2020, the Fund's year-to-date return was -10.58%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	Since Inception 7/1/2013
Franklin LifeSmart™ 2020 Retirement Target Fund - Class A
Return Before Taxes	7.19%	3.00%	4.67%
Return After Taxes on Distributions	6.27%	2.22%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares	4.39%	2.04%	3.35%
Franklin LifeSmart™ 2020 Retirement Target Fund - Class C	11.59%	3.41%	4.80%
Franklin LifeSmart™ 2020 Retirement Target Fund - Class R	13.25%	3.92%	5.32%
Franklin LifeSmart™ 2020 Retirement Target Fund - Class R6	13.83%	4.51%	5.91%
Franklin LifeSmart™ 2020 Retirement Target Fund - Advisor Class	13.77%	4.46%	5.86%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.38%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.98%

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment, if any, is $1 million for Class R6 and $1 million or lower for Advisor Class, depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin LifeSmart™ 2025 Retirement Target Fund

Investment Goal

The highest level of long-term total return consistent with its asset allocation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 168 in the Fund's Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.30%	0.30%	0.30%	0.16%	0.30%
Acquired fund fees and expenses[1]	0.37%	0.37%	0.37%	0.37%	0.37%
Total annual Fund operating expenses[1]	1.17%	1.92%	1.42%	0.78%	0.92%
Fee waiver and/or expense reimbursement[2]	-0.47%	-0.47%	-0.47%	-0.38%	-0.47%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.70%	1.45%	0.95%	0.40%	0.45%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (including acquired fees and expenses (such as those associated with the Fund's investment in Franklin Templeton Affiliated Funds) but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.45%, and for Class R6 do not exceed 0.40%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 618	$ 857	$ 1,115	$ 1,853
Class C	$ 248	$ 558	$ 993	$ 2,205
Class R	$ 97	$ 403	$ 732	$ 1,661
Class R6	$ 41	$ 211	$ 396	$ 931
Advisor Class	$ 46	$ 246	$ 463	$ 1,088
If you do not sell your shares:
Class C	$ 148	$ 558	$ 993	$ 2,205

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 84.18% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name, but who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age).

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments and strategies.

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). The investment manager’s proprietary risk indicator model is designed to measure certain factors across asset classes that are expected to signal a sustained level of market turbulence or a prolonged down (or bear) market. When the model signals such a market, the investment manager evaluates the data available and makes a qualitative decision on whether the Fund’s glide path should be shifted to the Defensive Glide Path. Then, if the market stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations. At any time, the investment manager may express tactical views that may cause the Fund to deviate by up to 5% from the Neutral or Defensive Glide Path allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path. On or around the date of this prospectus, the investment manager anticipates that the Fund will be on the Defensive Glide Path and its allocation will be as follows: 50% equity funds and 50% fixed-income funds.

The underlying funds and the percentage allocations in the Neutral and Defensive Glide Paths may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. The underlying funds may invest in all types of U.S. and foreign (including developing markets) securities and may engage in strategies that employ derivative instruments.

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date and who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age), investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

The investment manager may use a proprietary quantitative model in considering whether to shift the Fund between the Neutral and Defensive Glide Paths. Modeling systems may subject the Fund to additional risks. There is no assurance that a modeling system is complete or accurate, or representative of future market cycles, nor will it necessarily be beneficial to the Fund even if it is accurate. In addition, the modeling system may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index fund, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	September 30, 2010	9.94%
Worst Quarter:	September 30, 2011	-12.29%
As of March 31, 2020, the Fund's year-to-date return was -12.52%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	10 Years
Franklin LifeSmart™ 2025 Retirement Target Fund - Class A
Return Before Taxes	10.43%	3.88%	6.38%
Return After Taxes on Distributions	9.28%	2.76%	5.33%
Return After Taxes on Distributions and Sale of Fund Shares	6.61%	2.74%	4.85%
Franklin LifeSmart™ 2025 Retirement Target Fund - Class C	14.90%	4.29%	6.22%
Franklin LifeSmart™ 2025 Retirement Target Fund - Class R	16.52%	4.82%	6.74%
Franklin LifeSmart™ 2025 Retirement Target Fund - Class R6	17.14%	5.39%	6.80%[1]
Franklin LifeSmart™ 2025 Retirement Target Fund - Advisor Class	17.09%	5.34%	7.28%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.37%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.68%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment, if any, is $1 million for Class R6 and $1 million or lower for Advisor Class, depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin LifeSmart™ 2030 Retirement Target Fund

Investment Goal

The highest level of long-term total return consistent with its asset allocation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 168 in the Fund's Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.52%	0.52%	0.52%	0.28%	0.52%
Acquired fund fees and expenses[1]	0.37%	0.37%	0.37%	0.37%	0.37%
Total annual Fund operating expenses[1]	1.39%	2.14%	1.64%	0.90%	1.14%
Fee waiver and/or expense reimbursement[2]	-0.69%	-0.69%	-0.69%	-0.50%	-0.69%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.70%	1.45%	0.95%	0.40%	0.45%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (including acquired fees and expenses (such as those associated with the Fund's investment in Franklin Templeton Affiliated Funds) but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.45%, and for Class R6 do not exceed 0.40%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 618	$ 902	$ 1,206	$ 2,070
Class C	$ 248	$ 604	$ 1,086	$ 2,418
Class R	$ 97	$ 450	$ 827	$ 1,886
Class R6	$ 41	$ 237	$ 449	$ 1,062
Advisor Class	$ 46	$ 294	$ 561	$ 1,324
If you do not sell your shares:
Class C	$ 148	$ 604	$ 1,086	$ 2,418

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 93.46% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name, but who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age).

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments and strategies.

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). The investment manager’s proprietary risk indicator model is designed to measure certain factors across asset classes that are expected to signal a sustained level of market turbulence or a prolonged down (or bear) market. When the model signals such a market, the investment manager evaluates the data available and makes a qualitative decision on whether the Fund’s glide path should be shifted to the Defensive Glide Path. Then, if the market stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations. At any time, the investment manager may express tactical views that may cause the Fund to deviate by up to 5% from the Neutral or Defensive Glide Path allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path. On or around the date of this prospectus, the investment manager anticipates that the Fund will be on the Defensive Glide Path and its allocation will be as follows: 61% equity funds and 39% fixed-income funds.

The underlying funds and the percentage allocations in the Neutral and Defensive Glide Paths may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. The underlying funds may invest in all types of U.S. and foreign (including developing markets) securities and may engage in strategies that employ derivative instruments.

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date and who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age), investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

The investment manager may use a proprietary quantitative model in considering whether to shift the Fund between the Neutral and Defensive Glide Paths. Modeling systems may subject the Fund to additional risks. There is no assurance that a modeling system is complete or accurate, or representative of future market cycles, nor will it necessarily be beneficial to the Fund even if it is accurate. In addition, the modeling system may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index fund, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	March 31, 2019	9.47%
Worst Quarter:	December 31, 2018	-9.72%
As of March 31, 2020, the Fund's year-to-date return was -14.50%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	Since Inception 7/1/2013
Franklin LifeSmart™ 2030 Retirement Target Fund - Class A
Return Before Taxes	12.26%	4.42%	6.07%
Return After Taxes on Distributions	11.39%	3.69%	5.34%
Return After Taxes on Distributions and Sale of Fund Shares	7.63%	3.24%	4.58%
Franklin LifeSmart™ 2030 Retirement Target Fund - Class C	16.98%	4.83%	6.22%
Franklin LifeSmart™ 2030 Retirement Target Fund - Class R	18.64%	5.36%	6.74%
Franklin LifeSmart™ 2030 Retirement Target Fund - Class R6	19.26%	5.95%	7.33%
Franklin LifeSmart™ 2030 Retirement Target Fund - Advisor Class	19.22%	5.89%	7.27%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.98%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.38%

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment, if any, is $1 million for Class R6 and $1 million or lower for Advisor Class, depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin LifeSmart™ 2035 Retirement Target Fund

Investment Goal

The highest level of long-term total return consistent with its asset allocation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 168 in the Fund's Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%[1]	None	None
Other expenses	0.36%	0.36%	0.36%	0.16%	0.36%
Acquired fund fees and expenses[2]	0.38%	0.38%	0.38%	0.38%	0.38%
Total annual Fund operating expenses[2]	1.24%	1.99%	1.49%	0.79%	0.99%
Fee waiver and/or expense reimbursement[3]	-0.54%	-0.54%	-0.54%	-0.39%	-0.54%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement2, [3]	0.70%	1.45%	0.95%	0.40%	0.45%

1. Class R distribution and service (12b-1) fees have been restated to reflect the maximum annual rate set by the board of trustees. Consequently, the total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (including acquired fees and expenses (such as those associated with the Fund's investment in Franklin Templeton Affiliated Funds) but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.45%, and for Class R6 do not exceed 0.40%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 618	$ 871	$ 1,144	$ 1,922
Class C	$ 248	$ 572	$ 1,023	$ 2,273
Class R	$ 97	$ 418	$ 762	$ 1,733
Class R6	$ 41	$ 213	$ 400	$ 942
Advisor Class	$ 46	$ 261	$ 494	$ 1,164
If you do not sell your shares:
Class C	$ 148	$ 572	$ 1,023	$ 2,273

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 79.04% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name, but who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age).

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments and strategies.

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). The investment manager’s proprietary risk indicator model is designed to measure certain factors across asset classes that are expected to signal a sustained level of market turbulence or a prolonged down (or bear) market. When the model signals such a market, the investment manager evaluates the data available and makes a qualitative decision on whether the Fund’s glide path should be shifted to the Defensive Glide Path. Then, if the market stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations. At any time, the investment manager may express tactical views that may cause the Fund to deviate by up to 5% from the Neutral or Defensive Glide Path allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path. On or around the date of this prospectus, the investment manager anticipates that the Fund will be on the Defensive Glide Path and its allocation will be as follows: 75% equity funds and 25% fixed-income funds.

The underlying funds and the percentage allocations in the Neutral and Defensive Glide Paths may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. The underlying funds may invest in all types of U.S. and foreign (including developing markets) securities and may engage in strategies that employ derivative instruments.

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date and who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age), investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

The investment manager may use a proprietary quantitative model in considering whether to shift the Fund between the Neutral and Defensive Glide Paths. Modeling systems may subject the Fund to additional risks. There is no assurance that a modeling system is complete or accurate, or representative of future market cycles, nor will it necessarily be beneficial to the Fund even if it is accurate. In addition, the modeling system may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index fund, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	September 30, 2010	11.24%
Worst Quarter:	September 30, 2011	-13.04%
As of March 31, 2020, the Fund's year-to-date return was -16.04%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	10 Years
Franklin LifeSmart™ 2035 Retirement Target Fund - Class A
Return Before Taxes	13.74%	4.76%	7.11%
Return After Taxes on Distributions	12.65%	3.71%	6.18%
Return After Taxes on Distributions and Sale of Fund Shares	8.74%	3.49%	5.54%
Franklin LifeSmart™ 2035 Retirement Target Fund - Class C	18.46%	5.17%	6.95%
Franklin LifeSmart™ 2035 Retirement Target Fund - Class R	20.10%	5.70%	7.48%
Franklin LifeSmart™ 2035 Retirement Target Fund - Class R6	20.73%	6.28%	7.74%[1]
Franklin LifeSmart™ 2035 Retirement Target Fund - Advisor Class	20.73%	6.24%	8.02%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.37%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.68%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment, if any, is $1 million for Class R6 and $1 million or lower for Advisor Class, depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin LifeSmart™ 2040 Retirement Target Fund

Investment Goal

The highest level of long-term total return consistent with its asset allocation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 168 in the Fund's Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.68%	0.68%	0.68%	0.33%	0.68%
Acquired fund fees and expenses[1]	0.38%	0.38%	0.38%	0.38%	0.38%
Total annual Fund operating expenses[1]	1.56%	2.31%	1.81%	0.96%	1.31%
Fee waiver and/or expense reimbursement[2]	-0.86%	-0.86%	-0.86%	-0.56%	-0.86%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.70%	1.45%	0.95%	0.40%	0.45%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (including acquired fees and expenses (such as those associated with the Fund's investment in Franklin Templeton Affiliated Funds) but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.45%, and for Class R6 do not exceed 0.40%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 618	$ 936	$ 1,276	$ 2,235
Class C	$ 248	$ 639	$ 1,157	$ 2,579
Class R	$ 97	$ 486	$ 900	$ 2,056
Class R6	$ 41	$ 250	$ 476	$ 1,127
Advisor Class	$ 46	$ 330	$ 636	$ 1,504
If you do not sell your shares:
Class C	$ 148	$ 639	$ 1,157	$ 2,579

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 90.08% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name, but who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age).

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments and strategies.

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path). However, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager may, in its sole discretion and without shareholder notification, employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). The investment manager’s proprietary risk indicator model is designed to measure certain factors across asset classes that are expected to signal a sustained level of market turbulence or a prolonged down (or bear) market. When the model signals such a market, the investment manager evaluates the data available and makes a qualitative decision on whether the Fund’s glide path should be shifted to the Defensive Glide Path. Then, if the market stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts are executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations. At any time, the investment manager may express tactical views that may cause the Fund to deviate by up to 5% from the Neutral or Defensive Glide Path allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path. On or around the date of this prospectus, the investment manager anticipates that the Fund's allocations will be as follows: 87% equity funds and 13% fixed-income funds.

The underlying funds and the percentage allocations in the Neutral and Defensive Glide Paths may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. The underlying funds may invest in all types of U.S. and foreign (including developing markets) securities and may engage in strategies that employ derivative instruments.

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date and who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age), investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

The investment manager may use a proprietary quantitative model in considering whether to shift the Fund between the Neutral and Defensive Glide Paths. Modeling systems may subject the Fund to additional risks. There is no assurance that a modeling system is complete or accurate, or representative of future market cycles, nor will it necessarily be beneficial to the Fund even if it is accurate. In addition, the modeling system may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index fund, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	March 31, 2019	10.55%
Worst Quarter:	December 31, 2018	-10.83%
As of March 31, 2020, the Fund's year-to-date return was -17.67%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	Since Inception 7/1/2013
Franklin LifeSmart™ 2040 Retirement Target Fund - Class A
Return Before Taxes	14.78%	5.02%	6.69%
Return After Taxes on Distributions	14.08%	4.30%	5.99%
Return After Taxes on Distributions and Sale of Fund Shares	9.16%	3.74%	5.11%
Franklin LifeSmart™ 2040 Retirement Target Fund - Class C	19.56%	5.41%	6.84%
Franklin LifeSmart™ 2040 Retirement Target Fund - Class R	21.13%	5.95%	7.38%
Franklin LifeSmart™ 2040 Retirement Target Fund - Class R6	21.89%	6.52%	7.96%
Franklin LifeSmart™ 2040 Retirement Target Fund - Advisor Class	21.68%	6.44%	7.89%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.98%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.38%

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment, if any, is $1 million for Class R6 and $1 million or lower for Advisor Class, depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin LifeSmart™ 2045 Retirement Target Fund

Investment Goal

The highest level of long-term total return consistent with its asset allocation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 168 in the Fund's Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%[1]	None	None
Other expenses	0.48%	0.48%	0.48%	0.21%	0.48%
Acquired fund fees and expenses[2]	0.38%	0.38%	0.38%	0.38%	0.38%
Total annual Fund operating expenses[2]	1.36%	2.11%	1.61%	0.84%	1.11%
Fee waiver and/or expense reimbursement[3]	-0.66%	-0.66%	-0.66%	-0.44%	-0.66%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement2, [3]	0.70%	1.45%	0.95%	0.40%	0.45%

1. Class R distribution and service fees (12b-1) have been restated to reflect the maximum annual rate set by the board of trustees. Consequently, the total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (including acquired fees and expenses (such as those associated with the Fund's investment in Franklin Templeton Affiliated Funds) but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.45%, and for Class R6 do not exceed 0.40%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 618	$ 896	$ 1,194	$ 2,041
Class C	$ 248	$ 597	$ 1,073	$ 2,389
Class R	$ 97	$ 443	$ 814	$ 1,855
Class R6	$ 41	$ 224	$ 423	$ 996
Advisor Class	$ 46	$ 287	$ 548	$ 1,292
If you do not sell your shares:
Class C	$ 148	$ 597	$ 1,073	$ 2,389

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 86.25% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name, but who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age).

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments and strategies.

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path).

Once the Fund is less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager, in its sole discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). The investment manager’s proprietary risk indicator model is designed to measure certain factors across asset classes that are expected to signal a sustained level of market turbulence or a prolonged down (or bear) market. When the model signals such a market, the investment manager evaluates the data available and makes a qualitative decision on whether the Fund’s glide path should be shifted to the Defensive Glide Path. Then, if the market stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts will be executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations. At any time, the investment manager may express tactical views that may cause the Fund to deviate by up to 5% from the Neutral or Defensive Glide Path allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path. On or around the date of this prospectus, the investment manager anticipates that the Fund's allocations will be as follows: 93% equity funds and 7% fixed-income funds.

The underlying funds and the percentage allocations in the Neutral and Defensive Glide Paths may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. The underlying funds may invest in all types of U.S. and foreign (including developing markets) securities and may engage in strategies that employ derivative instruments.

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date and who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age), investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

The investment manager may use a proprietary quantitative model in considering whether to shift the Fund between the Neutral and Defensive Glide Paths. Modeling systems may subject the Fund to additional risks. There is no assurance that a modeling system is complete or accurate, or representative of future market cycles, nor will it necessarily be beneficial to the Fund even if it is accurate. In addition, the modeling system may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index fund, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	September 30, 2010	12.31%
Worst Quarter:	September 30, 2011	-13.27%
As of March 31, 2020, the Fund's year-to-date return was -18.66%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	10 Years
Franklin LifeSmart™ 2045 Retirement Target Fund - Class A
Return Before Taxes	15.61%	5.13%	7.53%
Return After Taxes on Distributions	14.78%	4.13%	6.66%
Return After Taxes on Distributions and Sale of Fund Shares	9.81%	3.80%	5.92%
Franklin LifeSmart™ 2045 Retirement Target Fund - Class C	20.35%	5.54%	7.35%
Franklin LifeSmart™ 2045 Retirement Target Fund - Class R	21.95%	6.06%	7.89%
Franklin LifeSmart™ 2045 Retirement Target Fund - Class R6	22.69%	6.65%	8.14%[1]
Franklin LifeSmart™ 2045 Retirement Target Fund - Advisor Class	22.53%	6.59%	8.42%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.37%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.68%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment, if any, is $1 million for Class R6 and $1 million or lower for Advisor Class, depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin LifeSmart™ 2050 Retirement Target Fund

Investment Goal

The highest level of long-term total return consistent with its asset allocation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 168 in the Fund's Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	0.85%	0.85%	0.85%	0.37%	0.85%
Acquired fund fees and expenses[1]	0.38%	0.38%	0.38%	0.38%	0.38%
Total annual Fund operating expenses[1]	1.73%	2.48%	1.98%	1.00%	1.48%
Fee waiver and/or expense reimbursement[2]	-1.03%	-1.03%	-1.03%	-0.60%	-1.03%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.70%	1.45%	0.95%	0.40%	0.45%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (including acquired fees and expenses (such as those associated with the Fund's investment in Franklin Templeton Affiliated Funds) but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.45%, and for Class R6 do not exceed 0.40%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 618	$ 970	$ 1,346	$ 2,398
Class C	$ 248	$ 674	$ 1,228	$ 2,738
Class R	$ 97	$ 521	$ 972	$ 2,223
Class R6	$ 41	$ 259	$ 494	$ 1,170
Advisor Class	$ 46	$ 366	$ 710	$ 1,680
If you do not sell your shares:
Class C	$ 148	$ 674	$ 1,228	$ 2,738

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 94.67% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name, but who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age).

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments and strategies.

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path).

Once the Fund is less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager, in its sole discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). The investment manager’s proprietary risk indicator model is designed to measure certain factors across asset classes that are expected to signal a sustained level of market turbulence or a prolonged down (or bear) market. When the model signals such a market, the investment manager evaluates the data available and makes a qualitative decision on whether the Fund’s glide path should be shifted to the Defensive Glide Path. Then, if the market stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts will be executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations. At any time, the investment manager may express tactical views that may cause the Fund to deviate by up to 5% from the Neutral or Defensive Glide Path allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path. On or around the date of this prospectus, the investment manager anticipates that the Fund's allocations will be as follows: 95% equity funds and 5% fixed-income funds.

The underlying funds and the percentage allocations in the Neutral and Defensive Glide Paths may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. The underlying funds may invest in all types of U.S. and foreign (including developing markets) securities and may engage in strategies that employ derivative instruments.

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date and who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age), investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

The investment manager may use a proprietary quantitative model in considering whether to shift the Fund between the Neutral and Defensive Glide Paths. Modeling systems may subject the Fund to additional risks. There is no assurance that a modeling system is complete or accurate, or representative of future market cycles, nor will it necessarily be beneficial to the Fund even if it is accurate. In addition, the modeling system may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index fund, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	March 31, 2019	10.77%
Worst Quarter:	December 31, 2018	-11.20%
As of March 31, 2020, the Fund's year-to-date return was -18.74%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	Since Inception 7/1/2013
Franklin LifeSmart™ 2050 Retirement Target Fund - Class A
Return Before Taxes	15.32%	5.20%	6.90%
Return After Taxes on Distributions	14.74%	4.54%	6.24%
Return After Taxes on Distributions and Sale of Fund Shares	9.48%	3.91%	5.30%
Franklin LifeSmart™ 2050 Retirement Target Fund - Class C	20.13%	5.63%	7.06%
Franklin LifeSmart™ 2050 Retirement Target Fund - Class R	21.72%	6.14%	7.59%
Franklin LifeSmart™ 2050 Retirement Target Fund - Class R6	22.50%	6.74%	8.19%
Franklin LifeSmart™ 2050 Retirement Target Fund - Advisor Class	22.44%	6.69%	8.14%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.98%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.38%

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2013).

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment, if any, is $1 million for Class R6 and $1 million or lower for Advisor Class, depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin LifeSmart™ 2055 Retirement Target Fund

Investment Goal

The highest level of long-term total return consistent with its asset allocation.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 168 in the Fund's Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses	2.00%	2.00%	2.00%	0.93%	2.00%
Acquired fund fees and expenses[1]	0.37%	0.37%	0.37%	0.37%	0.37%
Total annual Fund operating expenses[1]	2.87%	3.62%	3.12%	1.55%	2.62%
Fee waiver and/or expense reimbursement[2]	-2.17%	-2.17%	-2.17%	-1.15%	-2.17%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement1, [2]	0.70%	1.45%	0.95%	0.40%	0.45%

1. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (including acquired fees and expenses (such as those associated with the Fund's investment in Franklin Templeton Affiliated Funds) but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.45%, and for Class R6 do not exceed 0.40%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 618	$ 1,195	$ 1,798	$ 3,421
Class C	$ 248	$ 908	$ 1,689	$ 3,738
Class R	$ 97	$ 758	$ 1,445	$ 3,278
Class R6	$ 41	$ 376	$ 736	$ 1,747
Advisor Class	$ 46	$ 607	$ 1,195	$ 2,792
If you do not sell your shares:
Class C	$ 148	$ 908	$ 1,689	$ 3,738

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 90.64% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors who are expecting to retire and who are likely to stop making new investments in the Fund around the specific target year (target date), as indicated in the Fund’s name, but who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age).

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments and strategies.

Under normal market conditions, the investment manager uses a predetermined glide path as a guide in allocating the Fund’s assets among underlying funds in the broad asset classes (the Neutral Glide Path).

Once the Fund is less than 20 years from its target date, when the investment manager’s proprietary risk indicator model signals a sustained level of market turbulence or a prolonged down (or bear) market, the investment manager, in its sole discretion and without shareholder notification, will have the ability to employ a defensive glide path, which has higher fixed income and lower equity allocations than the Neutral Glide Path (the Defensive Glide Path). The investment manager’s proprietary risk indicator model is designed to measure certain factors across asset classes that are expected to signal a sustained level of market turbulence or a prolonged down (or bear) market. When the model signals such a market, the investment manager evaluates the data available and makes a qualitative decision on whether the Fund’s glide path should be shifted to the Defensive Glide Path. Then, if the market stabilizes, the investment manager may, in its sole discretion and without shareholder notification, shift the Fund’s portfolio back to the Neutral Glide Path. These glide path shifts will be executed through purchases and sales of underlying funds and ETFs to increase or decrease the Funds’ equity and fixed income allocations. At any time, the investment manager may express tactical views that may cause the Fund to deviate by up to 5% from the Neutral or Defensive Glide Path allocations.

The target asset allocations in the Neutral and Defensive Glide Paths change over time, reducing their exposure to equity investments and becoming increasingly conservative until five years after the stated target date. At approximately five years after the target date, the Fund’s final asset allocation mix will be 40% equity funds and 60% fixed-income funds under the Neutral Glide Path and 30% equity funds and 70% fixed-income funds under the Defensive Glide Path. On or around the date of this prospectus, the investment manager anticipates that the Fund's allocations will be as follows: 95% equity funds and 5% fixed-income funds.

The underlying funds and the percentage allocations in the Neutral and Defensive Glide Paths may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations may vary up to 5% from the stated allocations.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. The underlying funds may invest in all types of U.S. and foreign (including developing markets) securities and may engage in strategies that employ derivative instruments.

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

While the Fund is designed for investors expecting to retire around the target date and who are expecting to delay withdrawals until five years after the target date (around their required minimum distribution age), investors should also consider other factors, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund, including at and after the target date. The Fund does not guarantee a level of income or principal at or after the target date.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

The investment manager may use a proprietary quantitative model in considering whether to shift the Fund between the Neutral and Defensive Glide Paths. Modeling systems may subject the Fund to additional risks. There is no assurance that a modeling system is complete or accurate, or representative of future market cycles, nor will it necessarily be beneficial to the Fund even if it is accurate. In addition, the modeling system may negatively affect Fund performance and the ability of the Fund to meet its investment goal for various reasons including human judgment, inaccuracy of historical data and non-quantitative factors (such as market or trading system dysfunctions, investor fear or over-reaction).

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index fund, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if a Fund had owned the underlying securities directly. The Fund, and indirectly shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Income The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a security or index, and such instruments often have risks similar to their underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	March 31, 2019	10.77%
Worst Quarter:	December 31, 2018	-11.20%
As of March 31, 2020, the Fund's year-to-date return was -18.83%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	Since Inception 5/1/2015
Franklin LifeSmart™ 2055 Retirement Target Fund - Class A
Return Before Taxes	15.60%	4.80%
Return After Taxes on Distributions	15.10%	4.19%
Return After Taxes on Distributions and Sale of Fund Shares	9.60%	3.60%
Franklin LifeSmart™ 2055 Retirement Target Fund - Class C	20.45%	5.24%
Franklin LifeSmart™ 2055 Retirement Target Fund - Class R	22.08%	5.79%
Franklin LifeSmart™ 2055 Retirement Target Fund - Class R6	22.72%	6.34%
Franklin LifeSmart™ 2055 Retirement Target Fund - Advisor Class	22.67%	6.29%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	8.33%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.91%

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment, if any, is $1 million for Class R6 and $1 million or lower for Advisor Class, depending on the type of qualified investor, as described under "Your Account — Choosing a Share Class — Qualified Investors — Class R6" and "— Advisor Class" in the Fund's prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Franklin LifeSmart™ Retirement Income Fund

Investment Goal

To seek to make monthly distributions, while preserving the investors' capital over the long term.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 60 in the Fund's Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A - "Intermediary Sales Charge Discounts and Waivers" to the Fund's prospectus.

Please note that the tables and examples below do not reflect any transaction fees that may be charged by financial intermediaries, or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or Advisor Class shares.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	5.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None[1]	1.00%	None	None	None

1. There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and service (12b-1) fees	0.25%	1.00%[1]	0.50%[1]	None	None
Other expenses	0.45%	0.45%	0.45%	0.34%	0.45%
Acquired fund fees and expenses[2]	0.33%	0.33%	0.33%	0.33%	0.33%
Total annual Fund operating expenses[2]	1.28%	2.03%	1.53%	0.92%	1.03%
Fee waiver and/or expense reimbursement[3]	-0.65%	-0.65%	-0.65%	-0.59%	-0.65%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement2, [3]	0.63%	1.38%	0.88%	0.33%	0.38%

1. Class C and Class R distribution and service fees (12b-1) have been restated to reflect the maximum annual rate set by the board of trustees. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

3. The investment manager has contractually agreed to waive or assume certain expenses so that operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses) for each class of the Fund, other than Class R6, do not exceed 0.05% and for Class R6 do not exceed 0.00%, until April 30, 2021. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$ 611	$ 873	$ 1,155	$ 1,956
Class C	$ 240	$ 574	$ 1,033	$ 2,307
Class R	$ 90	$ 420	$ 773	$ 1,768
Class R6	$ 34	$ 234	$ 452	$ 1,077
Advisor Class	$ 39	$ 263	$ 505	$ 1,200
If you do not sell your shares:
Class C	$ 140	$ 574	$ 1,033	$ 2,307

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 82.72% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an asset allocation strategy, combined with an income generation strategy, designed for investors in retirement.

Under normal market conditions, the investment manager allocates the Fund’s assets among the broad asset classes of equity and fixed income investments and strategies by investing primarily in a distinctly-weighted combination of other funds (underlying funds), predominantly other Franklin Templeton and Legg Mason mutual funds and exchange traded funds (ETFs) and third-party ETFs, based on each underlying fund’s predominant asset class and strategy. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income investments.

Under normal market conditions, 30% of the Fund’s assets are allocated to equity investments and 70% of the Fund’s assets are allocated to fixed-income investments. The underlying funds and the percentage allocations to each asset class may be changed from time to time by the Fund’s investment manager without the approval of shareholders, and, under normal market conditions, the percentage allocations for equity and fixed-income funds may vary up to 10% from the stated allocations.

In order to generate additional income for the Fund, the investment manager employs an income generation strategy. Under this strategy, the Fund regularly engages in: (1) a direct covered call strategy by writing covered call options on equity indices, equity ETFs and equity index futures; and (2) an indirect covered call strategy through the use of equity index-linked notes, which are notes that synthetically combine the return of the ownership of an equity index and a covered call on that index and produce coupon payments to the Fund. In addition, the Fund may engage in equity index futures and purchase exchange-traded and OTC put options on equity indices, equity ETFs and equity index futures for hedging purposes to tactically adjust the Fund’s exposure to certain asset classes and for efficient portfolio management purposes. The derivatives in which the Fund invests for its income generation strategy are allocated to the Fund’s equity asset class for purposes of the Fund’s asset allocations.

Under normal market conditions, the Fund employs a managed distribution policy that is designed to provide shareholders with regular distributions from their investment. Under this policy, the Fund distributes twelve level monthly payments throughout each calendar year to enable shareholders to estimate the distributions they will receive from the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. The targeted annual payout rate for all share classes is between approximately 3% and 6% per share based on the last net asset value of the Fund of the prior calendar year in which the distribution is being made (e.g., for distributions made in 2020, the targeted annual payout rate for all share classes will be based on the Fund’s net asset value on December 31, 2019). The distribution rate will vary by class based on the expenses of each class.

Every year, the investment manager will undertake to determine if an adjustment should be made to the monthly rate. In determining if changes need to be made to the rate, the investment manager will evaluate such factors as the current and forecasted interest rate environment, dividend projections, fee structure of the Fund and its classes, historical long-term performance of the Fund, and capital market expectations. The current or adjusted distribution rate would be applied in January of the following year. Therefore, the required amount of shares needed to be held by a shareholder to generate the same monthly payout under the managed distribution policy may vary from year to year depending on the determined distribution rate for that year. The annual payout rate may be adjusted higher or lower from year to year in response to market conditions, without shareholder approval.

Level monthly distributions will be paid to shareholders under the managed distribution policy in any given year regardless of the performance of the Fund. These payments may include income and capital gains generated by the underlying securities in the portfolio, as well as a possible return on capital component, if necessary, to meet the annual distribution rate.

When selecting equity funds, the investment manager considers the underlying funds’ foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed-income funds, the investment manager considers the need for reduced market risks and lower volatility, appropriate to the Fund’s risk profile, and considers the credit quality, duration and maturity of the underlying funds’ portfolios. Certain fixed-income funds may hold securities across the credit quality spectrum, including below investment grade or "junk" bonds. The underlying funds may invest in all types of U.S. and foreign (including emerging markets) securities and may engage in strategies that employ derivative instruments. In evaluating the risk level of the underlying funds, the investment manager analyzes such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next).

No more than 25% of the Fund’s assets may be invested in any one underlying fund, except that the Fund may invest up to 50% of its total assets in Franklin U.S. Government Securities Fund.

While the Fund is designed for investors in retirement, investors should also consider other factors besides their age or retirement date, such as their risk tolerance, personal circumstances, legal considerations, tax consequences and status, complete financial situation and needs and individual goals, some or all of which can change frequently. It is possible to lose money by investing in the Fund notwithstanding the managed distribution policy. There can be no assurance or guarantee that the Fund will provide a fixed stable level of distributions at any time or over any period of time. An investment in the Fund could lose money over short, intermediate, or even long periods of time.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Asset Allocation The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s broad asset allocation mix and selecting underlying funds. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and underlying funds will not successfully achieve the Fund's investment goal in view of actual market trends.

Equity Funds To the extent that the Fund invests in an underlying equity fund, its returns will fluctuate with changes in the stock market. Individual stock prices tend to go up and down more dramatically than those of other types of investments. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying fund.

Debt Funds To the extent that the Fund invests in an underlying bond fund, its returns will fluctuate with changes in interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. Securities with longer maturities or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to these price changes. Other factors may also affect the market price and yield of debt securities, including investor demand, changes in the financial condition of issuers of debt securities, and domestic and worldwide economic conditions.

Investing in Underlying Funds Because the Fund invests in underlying funds, and the Fund’s performance is directly related to the performance of the underlying funds held by it, the ability of the Fund to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds.

Investing in ETFs The Fund's investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; or, if an index ETF, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be more costly than if the Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund pays brokerage commissions in connection with the purchase and sale of shares of ETFs.

Managed Distribution Policy The Fund’s monthly payments may reduce the amount of assets available for investment by the Fund. It is possible for the Fund to suffer substantial losses and experience additional asset reductions as a result of the monthly payments to shareholders under the managed distribution policy. Even if the Fund’s assets grow over time, it is possible that such growth will not be sufficient to maintain the rate of its monthly distributions. As a result, the Fund may return capital to shareholders (i.e., a return of all or part of a shareholder’s original investment). The Fund’s ability to achieve its objective of preserving capital while making monthly distributions is subject to market conditions at the time of investment and the length of time shares of the Fund are held. Fund shareholders are expected to receive a monthly distribution that is equal to a set percentage per share, which will be different per class based on differences in class expenses, multiplied by the number of shares owned on the record date. The managed distribution policy is not designed to generate, and is not expected to result in, distributions that equal a fixed percentage of the Fund’s current net asset value per share or a fixed percentage of a shareholder’s current account value. In addition, any redemptions you make from your Fund account may proportionately reduce the amount of future distributions you will receive from the Fund. For additional information on the Fund’s managed distribution policy, see the section in this prospectus entitled “Distributions and Taxes.”

For purposes of the discussion below, “Fund” means the Fund and/or one or more of the underlying funds in which the Fund invests.

Interest Rate When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities with longer maturities or durations are more sensitive to interest rate changes.

Credit An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest.

Market The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities (non-U.S.) Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies (e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency).

Equity Index-Linked Notes (ILNs) Investments in ILNs often have risks similar to securities in the underlying index, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ILNs are in note form, ILNs are also subject to certain debt securities risks, such as interest rate and credit risks. Should the prices of the securities in the underlying index move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ILN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ILN is also subject to counterparty risk, which is the risk that the issuer of the ILN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ILNs are also subject to liquidity risk, which may make ILNs difficult to sell and value. In addition, ILNs may exhibit price behavior that does not correlate with the securities in the underlying index or a fixed-income investment

Equity-Linked Notes (ELNs) Investments in ELNs often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of an investment in an ELN, and may realize losses, which could be significant and could include the Fund’s entire principal investment. An investment in an ELN is also subject to counterparty risk, which is the risk that the issuer of the ELN will default or become bankrupt and the Fund will have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities or a fixed-income investment.

Derivative Instruments The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

Growth Style Investing Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Small and Mid Capitalization Companies Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve additional risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Focus To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Mortgage Securities Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Prepayment Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

High-Yield Debt Securities Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Management The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The indices in the table below show how the Fund's performance compares to certain groups of securities that align with different portions of the Fund's portfolio.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	September 30, 2010	8.80%
Worst Quarter:	September 30, 2011	-8.96%
As of March 31, 2020, the Fund's year-to-date return was -6.68%.

Average Annual Total Returns
(figures reflect sales charges)

For the periods ended December 31, 2019
	1 Year	5 Years	10 Years
Franklin LifeSmart™ Retirement Income Fund - Class A
Return Before Taxes	5.79%	2.08%	4.59%
Return After Taxes on Distributions	4.25%	0.60%	3.19%
Return After Taxes on Distributions and Sale of Fund Shares	3.48%	1.02%	3.13%
Franklin LifeSmart™ Retirement Income Fund - Class C	10.14%	2.48%	4.42%
Franklin LifeSmart™ Retirement Income Fund - Class R	11.69%	2.99%	4.94%
Franklin LifeSmart™ Retirement Income Fund - Class R6	12.20%	3.54%	4.34%[1]
Franklin LifeSmart™ Retirement Income Fund - Advisor Class	12.16%	3.49%	5.47%
Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)	7.13%	2.51%	2.68%
MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)	27.30%	9.00%	9.37%

1. Since inception May 1, 2013.

No one index is representative of the Fund's portfolio.

The figures in the average annual total returns table above reflect the Class A maximum front-end sales charge of 5.50%. Prior to September 10, 2018, Class A shares were subject to a maximum front-end sales charge of 5.75%. If the prior maximum front-end sales charge of 5.75% was reflected, performance for Class A in the average annual total returns table would be lower.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Thomas A. Nelson, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2011.

May Tong, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301. For Class A, C and R, the minimum initial purchase for most accounts is $1,000 (or $25 under an automatic investment plan). Class R6 and Advisor Class are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor, as described under “Your Account — Choosing a Share Class — Qualified Investors — Class R6” and “— Advisor Class” in the Fund’s prospectus. There is no minimum investment for subsequent purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

Due to the Fund’s managed distribution policy, the Fund’s monthly distributions may consist of a return of capital, which will have the effect of reducing your cost basis in the Fund's shares and thereby increasing the amount of capital gain, if any, or decreasing the amount of capital loss, if any, that you will realize when selling or exchanging Fund shares.

Payments to Broker-Dealers and
Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.